Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Cash and Due from Banks	$ 28,822,104	$ 22,256,646
Interest-Bearing Deposits	46,344,859	38,615,299
Investment Securities
Available for Sale, at Fair Value	323,657,870	296,149,299
Federal Home Loan Bank Stock, at Cost	3,010,000	2,730,500
Loans	754,283,563	758,635,595
Allowance for Loan Losses	(8,923,293)	(8,603,905)
Unearned Interest and Fees	(361,042)	(356,798)
	744,999,228	749,674,892
Premises and Equipment, Net	27,969,260	26,453,530
Other Real Estate (Net of Allowance of $1,878,127 and $1,582,101 in 2016 and 2015, Respectively)	6,439,226	8,839,103
Other Intangible Assets	80,515	116,264
Other Assets	29,118,555	29,313,894
Total Assets	1,210,441,617	1,174,149,427
Deposits
Noninterest-Bearing	159,058,633	133,886,271
Interest-Bearing	885,297,895	877,667,965
	1,044,356,528	1,011,554,236
Borrowed Money
Subordinated Debt	24,229,000	24,229,000
Other Borrowed Money	46,000,000	40,000,000
	70,229,000	64,229,000
Other Liabilities	2,468,356	2,909,569
Commitments and Contingencies
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; 10,000,000 Shares Authorized, 9,360 and 18,021 Shares Issued and Outstanding as of December 31, 2016 and 2015	9,360,000	18,021,000
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,439,258 Shares Issued and Outstanding as of December 31, 2016 and 2015	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	51,465,521	44,285,621
Accumulated Other Comprehensive Loss, Net of Tax	(5,022,140)	(4,434,351)
	93,387,733	95,456,622
Total Liabilities and Stockholders’ Equity	$ 1,210,441,617	$ 1,174,149,427